Consolidated Statement of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Deferred Compensation, Share-based Payments [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2008	$ 1,374,198	$ 73,477	$ 586,371	$ 1,159,634	$ (248,073)	$ 7,678	$ (211,320)	$ 6,431
Balance, shares at Dec. 31, 2008		58,781			(3,566)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock activity under stock plans	(2,244)	117	(15,733)		13,372
Stock activity under stock plans, shares		94			192
Stock-based compensation	40,751		40,660	91
Tax benefit associated with stock-based compensation	447		447
Net earnings	428,331			427,887				444
Cash dividends declared	(60,838)			(60,838)
Repurchases of common shares	(40,955)				(40,955)
Repurchases of common shares, shares					(545)
Increases to obligation for new deferrals	1,406					1,406
Compensation obligations satisfied	(400)					(400)
Foreign currency translation adjustments, net of tax	63,049						62,388	661
Pension and postretirement effects, net of tax	(3,603)						(3,603)
Cash flow hedging activity, net of tax	3,507						3,507
Sales of shares to noncontrolling interests	327							327
Dividends paid to noncontrolling interests	(2,229)							(2,229)
Balance at Dec. 31, 2009	1,801,747	73,594	611,745	1,526,774	(275,656)	8,684	(149,028)	5,634
Balance, shares at Dec. 31, 2009		58,875			(3,919)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock activity under stock plans	(10,811)	70	(40,343)		29,462
Stock activity under stock plans, shares		56			497
Stock-based compensation	32,428		32,489	(61)
Tax benefit associated with stock-based compensation	9,970		9,970
Net earnings	388,681			388,290				391
Cash dividends declared	(66,323)			(66,323)
Repurchases of common shares	(46,016)				(46,016)
Repurchases of common shares, shares					(450)
Increases to obligation for new deferrals	1,137					1,137
Compensation obligations satisfied	(288)					(288)
Foreign currency translation adjustments, net of tax	(10,612)						(10,697)	85
Pension and postretirement effects, net of tax	6,396						6,396
Cash flow hedging activity, net of tax	2,823						2,823
Sales of shares to noncontrolling interests	4,384							4,384
Dividends paid to noncontrolling interests	(483)							(483)
Balance at Dec. 31, 2010	2,113,033	73,664	613,861	1,848,680	(292,210)	9,533	(150,506)	10,011
Balance, shares at Dec. 31, 2010	58,931	58,931			(3,872)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock activity under stock plans	(12,499)	0	(30,657)		18,158
Stock activity under stock plans, shares		0			330
Stock-based compensation	32,090		32,067	23
Tax benefit associated with stock-based compensation	5,812		5,812
Net earnings	429,231			428,582				649
Cash dividends declared	(71,761)			(71,761)
Repurchases of common shares	(150,000)				(150,000)
Repurchases of common shares, shares					(1,483)
Increases to obligation for new deferrals	1,137					1,137
Compensation obligations satisfied	(979)					(979)
Foreign currency translation adjustments, net of tax	(56,842)						(56,794)	(48)
Pension and postretirement effects, net of tax	(8,490)						(8,490)
Cash flow hedging activity, net of tax	(307)						(307)
Dividends paid to noncontrolling interests	(2,195)							(2,195)
Balance at Dec. 31, 2011	$ 2,278,230	$ 73,664	$ 621,083	$ 2,205,524	$ (424,052)	$ 9,691	$ (216,097)	$ 8,417
Balance, shares at Dec. 31, 2011	58,931	58,931			(5,025)